SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2018
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

16.         SHARE INCENTIVE PLAN

The Company adopted the 2009 and 2017 Share Incentive Plans for the grant of share options to employees, directors and non-employees to provide incentive for their services.

The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the employees, directors and non-employees under the 2009 Share Incentive Plan should not exceed 2,573,756 ordinary shares of par value $0.001 per share.

The maximum aggregate number of ordinary shares that may be issued pursuant to all awards is initially 2,059,005, plus an annual increase on the first day of each of the Company's fiscal years the term of the 2017 Share Incentive Plan, commencing with the fiscal year beginning January 1, 2018, by an amount equal to 2.0% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year.

Share options

On June 22, 2017, the Company granted a total of 1,286,878 share options to directors at an exercise price of $11.66 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements.

If the Company completes a qualified IPO before June 22, 2018, the vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on June 22, 2018, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after June 22, 2018, and will expire on June 21, 2027.

If the Company does not complete a qualified IPO before June 22, 2018, the vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on the date of 1st trading date of the IPO, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after the 1st trading date of the IPO, and will expire on June 21, 2027.

As the Company completed the qualified IPO on September 27, 2017, the first vesting schedule applied.

On June 22, 2017, the Company granted a total of 772,127 share options to employees at an exercise price of $11.66 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements. The vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on June 22, 2018, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after June 22, 2018, and will expire on June 21, 2027.

On July 1, 2017, the Company granted a total of 50,300 share options to a director and a consultant at weighted average exercise price of $1.48 per option. The options were fully vested on the grant date and will expire on June 30, 2027.

On April 2, 2018, the Company granted 20,000 share options to an employee at an exercise price of $0.01 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements.  The vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on April 1, 2019, and will expire on April 1, 2028;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after April 1, 2019, and will expire on April 1, 2028.

A summary of the share option activities is as follows:

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value
Options outstanding at January 1, 2016	2,566,256	2.15	1.02	5.52	4,639
Forfeited	(29,300)	1.76	0.41	—	—
Options outstanding at December 31, 2016	2,536,956	2.15	1.03	4.53	15,281
Granted	2,109,305	11.42	5.75	—	—
Exercised	(550,000)	1.08	0.22	—	—
Forfeited	(17,000)	2.32	0.79	—	—
Options outstanding at December 31, 2017	4,079,261	7.09	3.57	6.91	51,117
Granted	20,000	0.01	17.39	9.26	117
Forfeited	(42,250)	11.66	5.34	—	—
Options outstanding at December 31, 2018	4,057,011	7.00	3.62	5.93	10,337
Options exercisable at December 31, 2018	3,517,781	6.36	3.09	5.53	10,220

The Company recorded share-based compensation expenses relating to share options of nil,  $3,990 and $4,869 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, total unrecognized compensation expenses relating to unvested share options were $3,376, which is expected to be recognized over a weighted average period of 2.51 years.

The fair value of the options granted is estimated on the dates of grant using the binomial option pricing model with the following assumptions used.

Grant date	June 22, 2017	July 1, 2017	April 2, 2018
Risk-free interest rate	2.15%	2.31%	2.73%
Expected volatility	40%	40%	38%
Expected dividend yield	0%	0%	0%
Exercise multiples	2.8/2.2	2.8/2.2	2.2
Fair value of underlying ordinary share	11.67	11.67	17.40

(1)          Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Treasury Department with a maturity period close to the expected term of the options.

(2)          Expected volatility

Expected volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options before September 27, 2017, and based on the historical volatility of the Company's share price since September 27, 2017.

(3)          Expected dividend yield

Expected dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)          Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(5)          Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation with the assistance of a third party appraiser before September 27, 2017, and based on the Company's share price since September 27, 2017.

Nonvested shares

On March 14, 2018, the Company granted 200,000 nonvested shares to three directors and executive officers. 25% of the nonvested shares will be vested on March 14, 2019. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after March 14, 2019. The grant date fair value of the nonvested shares was $20.43 per share, which was the closing price of the Company’s ordinary share on New York Stock Exchange ("NYSE") on March 14, 2018. This grant resulted in a total share-based compensation of $4,086, to be recognized ratably over the requisite service period of 4 years.

On October 24, 2018, the Company granted 18,000 nonvested shares to a non-employee. 25% of the nonvested will be vested on October 23, 2019. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after October 23, 2019. The grant date fair value of the nonvested shares was $17.11 per share, which was the closing price of the Company’s ordinary share on NYSE on October 24, 2018. This grant resulted in a total share-based compensation of $308, to be recognized ratably over the requisite service period of 4 years.

A summary of the nonvested shares for the years ended December 31, 2018 is as follows:

	Number	Weighted
	of nonvested shares	average grant date	Aggregate
	outstanding	fair value	intrinsic value

Nonvested shares outstanding at December 31, 2016 and 2017	—
Granted	218,000

Nonvested shares outstanding at December 31, 2018	218,000	20.16	1,273

Nonvested shares vested and expected to vest at December 31, 2018	218,000	20.16	1,273

The Company recorded share-based compensation expenses relating to nonvested shares of nil,  nil and $1,878 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, total unrecognized compensation expenses relating to unvested nonvested shares were $2,516, which is expected to be recognized over a weighted average period of 3.29 years.